IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series
    Short-Term Government Bond Series
    Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
Ailene Miller
Wendell L. Shauman
Robert L. Phelps

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
Duane L. Miller, Vice President
Richard M. Miller, Vice President
Rollie D. Moore, Vice President
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
Country Trust Bank
Bloomington, Illinois

DISTRIBUTOR
Provident Distributors, Inc.
King of Prussia, Pennsylvania

TRANSFER AGENT
PFPC Inc.
King of Prussia, Pennsylvania

CUSTODIAN
Country Trust Bank
808 IAA Drive, P.O. Box 2901
Bloomington, Illinois 61702-2901
www.countryinvestment.com

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

[LOGO COUNTRY TRUST BANK]                                  F30-113-04 (6/00)
  Investment Management

                                  [PHOTOGRAPH]

                                 ANNUAL REPORT

                                   IAA TRUST

                                  MUTUAL FUNDS

                                 JUNE 30, 2000

                          IAA TRUST GROWTH FUND, INC.

                      IAA TRUST ASSET ALLOCATION FUND, INC.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                              MONEY MARKET SERIES

                       SHORT-TERM GOVERNMENT BOND SERIES

                             LONG-TERM BOND SERIES

                                  [PHOTOGRAPH]

                         High-caliber asset management

                           [LOGO COUNTRY TRUST BANK]
                             Investment Management

                               PRESIDENT'S LETTER

DEAR SHAREHOLDER:

    Over the past year, the most important events affecting both the stock and bond markets have probably been the actions of the Federal Reserve Board. Since June 1999, the Fed has raised interest rates six times in an effort to slow excessive economic growth and ward off budding inflation. Their efforts may now be paying off. While the stock market, as measured by the S&P 500 Index*, was up 7.2% for the year ended June 30, 2000, for the past six months the Index is virtually unchanged. Long-term Treasury bonds had a total return of 4.5% for the year and have been improving over more recent time periods.

    Technology stocks were the clear market leaders over the past year, although they have recently been giving back some of their incredible gains. Other sectors such as energy, financial, and healthcare performed well for short periods of time, but rallies eventually tailed off. The challenge now is to adapt to a changing investment climate. Interest rate increases will slow the economy, hopefully, to a sustainable level, and not choke off economic growth. However, this will lead to slowing earnings growth and disruptions in earnings patterns as companies adjust to the different environment. Given the extended valuation levels of the market, any negative deviations from investor expectations will increase the volatility for both individual stocks and the overall market.

    While slowing growth may result in disruptions for the equity markets, it is a good sign for the fixed income markets by ameliorating the need for further short-term interest rate increases. Long-term Treasury bond rates have begun to drop, reflecting optimism that the Fed has been successful in its campaign to control inflation. If it proves correct that the Fed is near the end of its rate increase cycle, the bond markets should continue to perform well.

    The key question for the remainder of the year will be whether the Fed has managed to engineer a soft landing for the economy. In this scenario, equity markets may experience some turmoil as expectations are adjusted and bonds could show continued solid results. If more rate increases are needed, or if the Fed has gone too far, both stock and bond markets could suffer lower-than-expected performance.

                          IAA TRUST GROWTH FUND, INC.
                             INCEPTION DATE 4/21/66

The annualized total returns for the Fund for the period ending June 30, 2000, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
10.29%  19.24%    13.84%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    The 10.29% return of the IAA Trust Growth Fund compares favorably to the 7.2% return of the S&P 500 Index and ranks in the top half of its peer group. Lipper, Inc., the major provider of mutual fund analysis, has made several classification changes for the Fund over the past year and now compares it to Large-Cap Core Funds. The Growth Fund has no control over such adjustments. This peer group consists of funds that are principally invested in stocks of large capitalization companies that have valuation and growth metrics in line with a universe of all large-cap funds. This classification is consistent with the investment practices and growth-oriented strategy of the IAA Trust Growth Fund.

    The Fund remains committed to investing in stocks of companies that are reasonably priced in relation to their future prospects. Over the past year, the Growth Fund has pursued a more cautious, defensive strategy as concerns about market valuation levels have increased. In spite of the market's increasing volatility and the significant price erosion that has been seen in certain market sectors, this course of action has generated positive returns in excess of the market. We will continue to be patient and selective in our investment approach as we seek to identify attractive opportunities for our shareholders.

                     IAA TRUST ASSET ALLOCATION FUND, INC.
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ending June 30, 2000, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
8.14%   14.02%    11.72%

These returns assume all dividends and capital gains distributions were re-invested in the Fund.

    The IAA Trust Asset Allocation Fund rose by 8.14% during the last twelve months. This performance was better than both the average flexible and balanced funds, which returned 7.60% and 4.40%, respectively.

    Although we chose to increase our stock exposure in late 1998, we have recently positioned the Fund to be slightly more defensive. We have done this because we maintain our view that the overall stock market is still quite expensive. Many of our existing holdings are still hot growth companies with exorbitant valuations, but our new purchases have emphasized stocks with less downside risk. There are many industries and individual securities that have been abandoned by investors as they search for the latest dot-com or biotechnology company. Specifically, we have increased our holdings in the capital goods and basic materials sectors. At some point, we think that investors will recognize the value in these other areas and push those stock prices higher.

    On the bond side, higher interest rates have led us to increase our average maturity. We believe that inflation is under control and bond prices may have some significant upside potential over the next few years.

    The asset allocation as of June 30, 2000, was 61% stocks, 32% bonds, and 7% cash equivalents.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ending June 30, 2000, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
3.16%    5.21%    5.85%

These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.

    This time last year, inflation worries began to creep into the market. The Federal Reserve responded, increasing rates three times during the second half of the year. Near year-end, the rising Treasury yields coupled with decreasing demand and illiquidity in municipal bonds combined to push municipal yields to a three-year high.

    The year 2000 so far has been a different story. New issuance of municipal bonds has been paltry and when municipal yields rose to nearly 6% in January, investors stepped back in and began to buy bonds. As a consequence, the municipal market performed fairly well relative to other sectors. The Fund's one-year total return was 3.16%. This compares to the Lipper Intermediate Municipal Bond Index return of 1.22% and the Lehman Seven-Year Municipal Bond Index return of 3.99%.

    Our outlook for the municipal bond market remains favorable. Improving credit fundamentals will continue to dominate the market and help attract investors looking for value. Additionally, our optimism relates to the individual investor reallocating assets. The recent tone of the stock market has motivated investors to realize their gains in equities. They have diversified their portfolios by allocating a higher percentage to fixed income securities. In many cases, they are turning to municipal bonds as an alternative. The continued lack of supply, down roughly 30% from 1999 levels, coupled with this increased demand, should bode well for municipal bonds.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

                             MONEY MARKET SERIES**
                            INCEPTION DATE 10/26/81

    During the fiscal year, the Federal Reserve increased the Fed Funds Target Rate from 5.00% to 6.50%. As a result of these higher short-term interest rates, the IAA Trust Money Market Series seven-day yield increased from 4.21% on June 30,1999, to 5.75% on June 30, 2000. In addition, the 12-month total return increased from 4.54% to 5.13% over the same period. This compares to the Lipper average of 4.52%. Although recent economic indicators have begun to show the economy is slowing, we believe the Fed will continue to keep a close eye on inflationary pressures.

                      SHORT-TERM GOVERNMENT BOND SERIES***
                             INCEPTION DATE 1/2/97

The annualized total returns for the Fund for the period ending June 30, 2000, are as follows:

1 YEAR  SINCE INCEPTION
------  ---------------
4.43%     4.96%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    U. S. Treasury prices have risen recently, driving yields to their lowest levels since April. Signs of slower growth and inflation boosted optimism that the Federal Reserve is near the end of its cycle of interest rate increases. The yield on the two-year Treasury note is down to 6.0% after peaking at 6.9% earlier in the year.

    We continue to overweight agencies in the Fund as they offer a handsome yield pick-up over Treasuries with little additional credit risk.

    For the year, our 4.43% return compares to the Merrill Lynch Short Government Bond Index return of 4.90%.

                            LONG-TERM BOND SERIES***
                             INCEPTION DATE 1/2/97

The annualized total returns for the Fund for the period ending June 30, 2000, are as follows:

1 YEAR  SINCE INCEPTION
------  ---------------
4.21%     5.75%

These returns assume all dividends and capital gains distributions were reinvested in the Fund.

    Stocks may still be center stage, but bonds at long last are getting the notice they deserve. The renewed interest in bonds reflects optimism that the Federal Reserve is winning the war against above-trend growth and budding inflation. High-quality corporate bonds are offering attractive yields that are competitive with alternative investments.

    During the year we extended the duration of the Fund to take advantage of attractive long-term interest rates. We have overweighted spread sectors such as corporate and mortgage-backed securities as yield spreads are quite wide by historical standards. The average maturity of the Fund now stands at approximately 13 years and has an average quality of AA.

    For the year, the Fund had a 4.21% return which compares to the Lipper Corporate Debt, A-Rated Index 3.01% return.

                                   Sincerely,

                            [Ronald Warfield Photo]
                          /s/ Ronald R. Warfield
                               Ronald R. Warfield
                                   President

---------------
  * All indices mentioned are unmanaged indices not available for investment.

 ** Although a money market seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. Government; it is possible to lose money.

*** U.S. Treasury bonds unlike mutual funds are direct obligations of the U.S.
    Government that offer a fixed rate of return.

    Past performance is no guarantee of future results. Share prices will fluctuate and when redeemed, shares may be worth more or less than their original investment. Funds are distributed by Provident Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406. Must be preceded or accompanied by a prospectus. DFU 8/00.

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST GROWTH FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 2000

MAJOR PURCHASES                                            MAJOR SALES
Worldcom, Inc. (1)                                         Analog Devices, Inc.
Emerson Electric Co. (1)                                   Sun Microsystems, Inc.
Allstate Corp. (1)                                         Oracle Corp.
Xerox Corp.                                                Reuters Group PLC, ADS (2)
Masco Corp. (1)                                            Pharmacia Corp. (2)
Lucent Technologies, Inc. (1)                              Smithkline Beecham PLC, ADR (2)
Biogen, Inc. (1)                                           MBNA Corp. (2)
Newell Rubbermaid, Inc.                                    BP Amoco PLC (2)
Abbott Laboratories (1)                                    General Electric Co.
Nucor Corp. (1)                                            American Express Co.
(1) New Holdings                                           (2) Deletions

TEN LARGEST HOLDINGS June 30, 2000

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Intel Corp..................................................  $ 6,590,794      3.39%
General Electric Co.........................................    6,519,000      3.35
Cisco Systems, Inc..........................................    6,102,000      3.14
Microsoft Corp..............................................    6,000,000      3.08
Tellabs, Inc................................................    5,475,000      2.81
Oracle Corp.................................................    4,791,562      2.46
Sun Microsystems, Inc.......................................    4,183,125      2.15
Merck & Co., Inc............................................    4,137,750      2.13
Newell Rubbermaid, Inc......................................    3,671,950      1.89
Wal-Mart Stores, Inc........................................    3,457,500      1.78
                                                              -----------     -----
                                                              $50,928,681     26.18%
                                                              ===========     =====

IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 2000

MAJOR PURCHASES                                          MAJOR SALES
U.S. Treasury Bond, 6.500%, 02/15/10 (1)                 Oracle Corp.
Biogen, Inc. (1)                                         Analog Devices, Inc.
Government National Mortgage Association, 6.500%,        Sun Microsystems, Inc.
  07/15/29 (1)                                           U.S. Treasury Inflation Index Bond,
Federal National Mortgage Association, 6.375%, 06/15/09    3.625%, 04/15/28 (2)
  (1)                                                    Pharmacia Corp. (2)
Worldcom, Inc. (1)                                       American Express Co.
Bank One Corp. (1)                                       Dayton Hudson Corp., 5.895%, 06/15/37 (2)
Federal Home Loan Mortgage Corp., 6.625%, 09/15/09 (1)   Merck & Co., Inc., 5.760%, 05/03/37 (2)
Xerox Corp. (1)                                          Discover Credit Card Trust, 6.750%,
BMC Software, Inc. (1)                                     02/16/02 (2)
Nucor Corp. (1)                                          Xerox Corp., 5.545%, 07/22/37 (2)
(1) New Holdings                                         (2) Deletions

TEN LARGEST HOLDINGS June 30, 2000

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
General Electric Co.........................................  $  636,000      2.57%
Cisco Systems, Inc..........................................     572,062      2.31
U.S. Treasury Notes, 6.500%, 02/15/10.......................     516,550      2.09
Microsoft Corp..............................................     512,000      2.07
Sun Microsystems, Inc.......................................     500,156      2.02
Tellabs, Inc................................................     479,062      1.94
Oracle Corp.................................................     470,750      1.90
Intel Corp..................................................     467,906      1.89
U.S. Treasury Notes, 5.250%, 11/15/28.......................     398,390      1.61
Analog Devices, Inc.........................................     380,000      1.54
                                                              ----------     -----
                                                              $4,932,876     19.94%
                                                              ==========     =====

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAX EXEMPT BOND FUND, INC.

PORTFOLIO CHANGES For the Year Ended June 30, 2000

MAJOR PURCHASES                                                 MAJOR SALES
New Jersey State Unlimited General Obligation, 6.000%,          Wisconsin State Clean Water Revenue Bond, 5.300%, 06/01/12 (2)
 02/15/11 (1)                                                   Shelby County, Tennessee School General Obligation, Series B,
Cleveland, Ohio Waterworks Revenue Bond, Series G,               5.875%, 06/01/18 (2)
 5.500%, 01/01/13 (1)                                           Bexar County, Texas Detention Facilities Limited Tax General
Michigan State Hospital Financing Authority Revenue              Obligation, 5.750%, 06/15/10 (2)
 Ascension Health Credit, Series A, 5.500%,                     Pennsylvania Intergovernmental Corp. Authority, Special Tax Revenue,
 11/15/06 (1)                                                    5.450%, 06/15/08 (2)
Missouri State Health and Educational Facilities Revenue        St Paul, Minnesota Independent School District #625 General
 Bond, 6.000%, 05/15/07 (1)                                      Obligation, Series C, 5.250%, 02/01/13 (2)
Washington State Public Power Supply Revenue,                   Long Island, New York Power Authority Revenue, 4.000%,
 Series A, 5.750%, 07/01/09 (1)                                  04/01/04 (2)
Atlanta, Georgia Airport Revenue Bonds, Series A,               Garland, Texas Limited Tax General Obligation, 5.800%, 08/15/12 (2)
 5.750%, 01/01/11 (1)                                           Pike Township, Indiana Revenue Bond, 5.700%, 02/01/01 (2)
Regional Transportation Authority Illinois Unlimited Tax        New York State Highway & Bridge Authority Revenue, Series B,
 General Obligation, 5.750%, 06/01/11 (1)                        5.000%, 04/01/08 (2)
(1) New Holdings                                                (2) Deletions

TEN LARGEST HOLDINGS June 30, 2000

                                                                            PERCENT
                                                                VALUE       OF FUND
                                                              ----------    -------
Illinois Health Facilities Authority Revenue, 6.800%,
 10/01/24...................................................  $  836,024      5.33%
Massachusetts State Grant Anticipation Revenue Bond, 5.000%,
 12/15/08...................................................     803,544      5.13
University of Kentucky, University Building Revenue, 4.150%,
 05/01/01...................................................     697,753      4.45
Texas A&M University Revenue Financing System, 5.375%,
 05/15/14...................................................     598,800      3.82
Pennsylvania State Higher Education Revenue Bonds, 5.600%,
 09/01/10...................................................     588,271      3.75
Peru, Indiana Community School Corp. Revenue, 6.750%,
 01/01/09...................................................     578,413      3.69
Indiana University Trustee Revenue Bonds, Student Fees,
 5.700%, 08/01/10...........................................     565,603      3.61
Connecticut State Unlimited Tax General Obligation, 5.400%,
 03/15/08...................................................     563,920      3.60
Illinois State Sales Tax Revenue, 5.400%, 06/15/13..........     552,041      3.52
Cape Girardeau, Missouri Waterworks System Revenue, 7.450%,
 03/01/05...................................................     543,130      3.46
                                                              ----------     -----
                                                              $6,327,499     40.36%
                                                              ==========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

MONEY MARKET SERIES

TEN LARGEST HOLDINGS June 30, 2000

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Texaco, Inc., 6.56%, 07/14/00...............................  $ 3,309,000      4.82%
Bell Atlantic Network Funding, 6.54%, 07/31/00..............    2,188,010      3.19
DaimlerChrysler Corp., 6.62%, 08/14/00......................    2,060,000      3.00
Quebec Province, 8.71%, 02/15/01............................    2,023,710      2.95
American General Finance Corp., 6.32%, 08/22/00.............    2,000,000      2.91
AT&T Corp., 6.53%, 08/01/00.................................    1,988,754      2.90
USAA Capital Corp., 6.53%, 08/16/00.........................    1,983,312      2.89
Anheuser-Busch Companies, Inc., 6.20%, 10/04/00.............    1,967,278      2.86
Coca-Cola Co., 6.50%, 07/17/00..............................    1,794,800      2.61
General Electric Capital Corp., 6.56%, 07/13/00.............    1,700,000      2.47
                                                              -----------     -----
                                                              $21,014,864     30.60%
                                                              ===========     =====

PORTFOLIO CHARACTERISTICS June 30, 2000

CURRENT YIELD: 5.78%
30-DAY AVERAGE YIELD: 5.65%
7-DAY AVERAGE YIELD: 5.75%

AVERAGE DAYS TO MATURITY: 46.0

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

SHORT-TERM GOVERNMENT BOND SERIES
PORTFOLIO CHANGES For the Year Ended June 30, 2000

MAJOR PURCHASES                                               MAJOR SALES
Private Export Funding, 7.650%, 05/15/06 (1)                  Federal Home Loan Bank, 8.000%, 09/20/04 (2)
Private Export Funding, 6.450%, 09/30/04 (1)                  Merck & Co., Inc., 5.760%, 05/03/37 (2)
Federal Home Loan Mortgage Corp., 6.250%, 07/15/04 (1)        Federal Home Loan Bank, 8.340%, 01/26/05 (2)
Federal Farm Credit Bank, 6.625%, 02/01/02 (1)
Federal National Mortgage Association, 6.500%, 09/25/19 (1)
Ford Credit Auto Owner Trust, 6.080%, 09/16/02 (1)
Federal National Mortgage Association, 5.750%, 04/15/03 (1)
Federal National Mortgage Association, 5.000%, 09/25/06 (1)
(1) New Holdings                                              (2) Deletions

TEN LARGEST HOLDINGS June 30, 2000

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
U.S. Treasury Notes, 6.500%, 08/31/01.......................  $ 3,000,930     11.12%
U.S. Treasury Notes, 6.250%, 02/28/02.......................    1,994,180      7.39
Private Export Funding, 7.650%, 05/15/06....................    1,541,400      5.71
Federal National Mortgage Association, 6.500%, 08/01/04.....    1,497,306      5.55
Federal National Mortgage Association, 5.100%, 09/25/00.....      996,630      3.69
Federal Farm Credit Bank, 6.625%, 02/01/02..................      996,250      3.69
Federal Home Loan Bank, 6.140%, 12/17/01....................      988,840      3.66
Federal National Mortgage Association, 5.400%, 05/07/01.....      988,750      3.66
Federal Home Loan Bank, 5.500%, 08/13/01....................      985,500      3.65
Federal Home Loan Bank, 5.945%, 04/01/02....................      983,750      3.65
                                                              -----------     -----
                                                              $13,973,536     51.77%
                                                              ===========     =====

IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.

LONG-TERM BOND SERIES
PORTFOLIO CHANGES For the Year Ended June 30, 2000

MAJOR PURCHASES                                          MAJOR SALES
Government National Mortgage Association, 6.500%,        Merck & Co., Inc., 5.760%, 05/03/37 (2)
 07/15/29 (1)                                            Xerox Corp., 5.545%, 07/22/37 (2)
Federal Home Loan Bank, 5.800%, 09/02/08 (1)             Associates Corp. of North America, 5.960%,
Government National Mortgage Association, 7.500%,         05/15/37 (2)
 11/15/29 (1)                                            Dayton Hudson Corp., 5.895%, 06/15/37 (2)
U.S. Treasury Bond, 5.250%, 11/15/28                     Sherwin-Williams Co., 5.500%, 10/15/27 (2)
Federal National Mortgage Association, 6.375%, 06/15/09  Federal Home Loan Mortgage Corp., 7.000%,
 (1)                                                      03/01/12
Northwest Airlines Corp., 7.935%, 04/01/19 (1)           Mattel, Inc., 6.000%, 07/15/03 (2)
Allstate Corp., 7.200%, 12/01/09 (1)                     Raytheon Co., 6.300%, 03/15/05
Federal National Mortgage Association, 7.604%, 12/25/19
 (1)
CSX Transportation, Inc., 6.500%, 04/15/04 (1)
Federal Farm Credit Bank, 6.690%, 09/08/10 (1)
(1) New Holdings                                         (2) Deletions

TEN LARGEST HOLDINGS June 30, 2000

                                                                             PERCENT
                                                                 VALUE       OF FUND
                                                              -----------    -------
Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........  $ 2,402,601      6.01%
Government National Mortgage Association, 6.500%,
 07/15/29...................................................    1,552,862      3.88
U.S. Treasury Bonds, 5.250%, 11/15/28.......................    1,460,762      3.65
Government National Mortgage Association, 8.000%,
 07/15/26...................................................    1,146,192      2.86
Federal Home Loan Bank, 5.800%, 09/02/08....................    1,100,280      2.75
Government National Mortgage Association, 6.500%,
 04/15/26...................................................    1,035,528      2.59
Government National Mortgage Association, 7.500%,
 11/15/29...................................................      991,778      2.48
U.S. Treasury Bonds, 6.000%, 02/15/26.......................      977,810      2.44
California Infrastructure PG & E, 6.420%, 09/25/08..........      971,410      2.43
Federal Home Loan Mortgage Corp., 6.000%, 03/15/09..........      758,059      1.90
                                                              -----------     -----
                                                              $12,397,282     30.99%
                                                              ===========     =====

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCK -- 93.31%
BASIC INDUSTRY -- 0.83%
Nucor Corp. .........................         48,700   $  1,616,231
                                                       ------------
CAPITAL GOODS -- 7.65%
Boeing Co. ..........................         40,050      1,674,591
Caterpillar, Inc. ...................         48,300      1,636,162
Emerson Electric Co. ................         54,000      3,260,250
General Electric Co. ................        123,000      6,519,000
Honeywell International, Inc. .......         53,000      1,785,437
                                                       ------------
                                                         14,875,440
                                                       ------------
COMMUNICATION SERVICES -- 6.47%
AT&T Corp. ..........................         78,000      2,466,750
GTE Corp. ...........................         36,000      2,241,000
SBC Communications, Inc. ............         46,500      2,011,125
U.S. West, Inc. .....................         33,900      2,906,925
WorldCom, Inc.* .....................         64,280      2,948,845
                                                       ------------
                                                         12,574,645
                                                       ------------
CONSUMER CYCLICAL -- 7.39%
Gentex Corp.* .......................        124,000      3,115,500
Intimate Brands, Inc. ...............        104,000      2,054,000
Jones Apparel Group, Inc.* ..........         72,900      1,713,150
Masco Corp. .........................        115,000      2,077,187
Tribune Company .....................         56,000      1,960,000
Wal-Mart Stores, Inc. ...............         60,000      3,457,500
                                                       ------------
                                                         14,377,337
                                                       ------------
CONSUMER STAPLES -- 9.13%
Coca-Cola Co. .......................         20,000      1,148,750
Dean Foods Co. ......................         54,100      1,714,294
Fox Entertainment Group, Inc.* ......         55,000      1,670,625
Gillette Co. ........................         56,620      1,978,161
Kimberly-Clark Corp. ................         39,000      2,237,625
Newell Rubbermaid, Inc. .............        142,600      3,671,950
Philip Morris Companies, Inc. .......         50,000      1,328,125
Procter & Gamble Co. ................         50,000      2,862,500
Unilever N.V ........................         26,785      1,151,755
                                                       ------------
                                                         17,763,785
                                                       ------------
ENERGY -- 8.52%
Chevron Corp. .......................         22,800      1,933,725
Diamond Offshore Drilling, Inc. .....         58,000      2,037,250
Exxon Mobil Corp. ...................         35,000      2,747,500
Halliburton Co. .....................         48,000      2,265,000
Phillips Petroleum Co. ..............         28,000      1,419,250
Royal Dutch Petroleum Co., ADR ......         45,000      2,770,313
Schlumberger, Ltd. ..................         30,000      2,238,750
Unocal Corp. ........................         35,000      1,159,375
                                                       ------------
                                                         16,571,163
                                                       ------------
FINANCE -- 12.04%
Allstate Corp. ......................         94,000      2,091,500
American Express Co. ................         36,000      1,876,500

                                           SHARES         VALUE
                                         -----------   ------------
American International Group,
 Inc. ...............................         20,000   $  2,350,000
Associates First Capital Corp. ......         75,000      1,673,438
Bank Of New York ....................         51,000      2,371,500
Bank One Corp. ......................         49,500      1,314,844
Citigroup, Inc. .....................         55,000      3,313,750
Fannie Mae ..........................         45,000      2,348,438
MGIC Investment Corp. ...............         48,000      2,184,000
Washington Mutual, Inc. .............         63,500      1,833,563
Wells Fargo Co. .....................         53,000      2,053,750
                                                       ------------
                                                         23,411,282
                                                       ------------
HEALTH -- 11.21%
Abbott Laboratories .................         53,150      2,368,497
Becton, Dickinson & Co. .............         45,000      1,290,938
Biogen, Inc. * ......................         37,000      2,386,500
Bristol-Myers Squibb Co. ............         45,000      2,621,250
Elan Corp., PLC, ADR ................         59,000      2,857,813
Johnson & Johnson ...................         30,000      3,056,250
Merck & Co., Inc. ...................         54,000      4,137,750
Pfizer, Inc. ........................         64,425      3,092,400
                                                       ------------
                                                         21,811,398
                                                       ------------
TECHNOLOGY -- 26.20%
Agilent Technologies, Inc.* .........          7,628        562,565
America Online, Inc.* ...............         34,000      1,793,500
Analog Devices, Inc. ................         33,425      2,540,300
BMC Software, Inc. ..................         50,000      1,824,219
Cisco Systems, Inc.* ................         96,000      6,102,000
W.W. Grainger, Inc. .................         43,000      1,324,937
Hewlett-Packard Co. .................         20,000      2,497,500
Intel Corp. .........................         49,300      6,590,794
International Business Machines
 Corp. ..............................         25,500      2,793,844
Lucent Technologies, Inc. ...........         47,450      2,811,412
Microsoft Corp.* ....................         75,000      6,000,000
Oracle Corp.* .......................         57,000      4,791,562
Sun Microsystems, Inc.* .............         46,000      4,183,125
Tellabs, Inc.* ......................         80,000      5,475,000
Xerox Corp. .........................         80,000      1,660,000
                                                       ------------
                                                         50,950,758
                                                       ------------
TRANSPORTATION -- 1.31%
Burlington Northern Corp. ...........         45,000      1,032,187
FedEx Corp.* ........................         40,000      1,520,000
                                                       ------------
                                                          2,552,187
                                                       ------------
UTILITIES -- 2.56%
DPL, Inc. ...........................        100,000      2,193,750
NICOR, Inc. .........................         49,150      1,603,519
Wisconsin Energy Corp. ..............         60,000      1,188,750
                                                       ------------
                                                          4,986,019
                                                       ------------
TOTAL COMMON STOCK
 (cost $122,171,132) ................                   181,490,245
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------   ------------
COMMERCIAL PAPER -- 4.10%
American Express Credit Corp
 6.79%, 07/05/00 ..................    $  1,000,000   $  1,000,000
Ford Motor Credit Corp.
 6.60%, 07/07/00 ...................       1,500,000      1,500,000
General Motors Acceptance Corp.
 6.23%, 07/10/00 ...................         500,000        500,000
General Electric Co.
 6.24%, 07/25/00 ...................         764,000        764,000
DaimlerChrysler
 6.62%, 08/14/00 ...................       3,205,000      3,205,000
Prudential Funding Corp.
 6.71%, 09/12/00 ...................       1,000,000      1,000,180
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $7,969,000)..................                      7,969,180
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------
OTHER SHORT TERM INVESTMENTS -- 2.38%
MONEY MARKET FUNDS
Harris Insight Money Market Fund ......      352,336   $    352,336
Federated Prime Obligation Fund .......    4,285,913      4,285,913
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $4,638,249).....................                   4,638,249
                                                       ------------
TOTAL INVESTMENTS -- 99.79%
 (cost $134,778,381)...................                 194,097,674
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.21%..................                     406,835
                                                       ------------
NET ASSETS -- 100.00%..................                $194,504,509
                                                       ============
* Non-income producing.

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCK -- 60.92%
BASIC INDUSTRIES -- 0.60%
Nucor Corp. .........................          4,500   $    149,344
                                                       ------------
CAPITAL GOODS -- 4.38%
Boeing Co. ..........................          3,500        146,344
Caterpillar, Inc. ...................          4,500        152,437
General Electric Co. ................         12,000        636,000
Honeywell International, Inc. .......          4,400        148,225
                                                       ------------
                                                          1,083,006
                                                       ------------
COMMUNICATION SERVICES -- 4.49%
AT&T Corp. ..........................          4,500        142,312
BellSouth Corp. .....................          3,000        127,875
GTE Corp. ...........................          3,000        186,750
SBC Communications, Inc. ............          4,694        203,016
U.S. West, Inc. .....................          1,500        128,625
WorldCom, Inc.*......................          7,000        321,125
                                                       ------------
                                                          1,109,703
                                                       ------------
CONSUMER CYCLICAL -- 4.55%
Gentex Corp. ........................          9,500        238,688
Intimate Brands, Inc. ...............         10,450        206,388
Jones Apparel Group, Inc.*...........          7,000        164,500
Masco Corp. .........................          7,100        128,244
Tribune Co. .........................          4,000        140,000
Wal-Mart Stores, Inc. ...............          4,300        247,788
                                                       ------------
                                                          1,125,608
                                                       ------------
CONSUMER STAPLES -- 5.37%
Albertson's Inc. ....................          2,900         96,425
Dean Foods Co. ......................          4,900        155,269
Fox Entertainment Group, Inc.*.......          6,000        182,250
Gillette Co. ........................          3,600        125,775
Kimberly-Clark Corp. ................          4,200        240,975
Newell Rubbermaid, Inc. .............          8,800        226,600
Philip Morris Companies, Inc. .......          4,000        106,250
Procter & Gamble Co. ................          3,400        194,650
                                                       ------------
                                                          1,328,194
                                                       ------------
ENERGY -- 4.78%
Diamond Offshore Drilling, Inc. .....          4,800        168,600
Exxon Mobil Corp. ...................          3,400        266,900
Halliburton Co. .....................          4,500        212,344
Phillips Petroleum Co. ..............          3,000        152,063
Royal Dutch Petroleum Co., ADR.......          4,000        246,250
Unocal Corp. ........................          4,100        135,813
                                                       ------------
                                                          1,181,970
                                                       ------------
FINANCE -- 8.37%
Allstate Corp. ......................          5,200        115,700
American Express Co. ................          2,400        125,100
American International Group,
 Inc. ...............................          1,600        188,000
Associates First Capital Corp. ......          6,000        133,875
Bank of America Corp. ...............          3,055        131,365
Bank of New York.....................          4,500        209,250
Bank One Corp. ......................          5,500        146,094
Citigroup, Inc. .....................          4,012        241,723
Fannie Mae...........................          3,800        198,312
MGIC Investment Corp. ...............          4,200        191,100
Washington Mutual, Inc. .............          4,800        138,600
Wells Fargo Co. .....................          6,500        251,875
                                                       ------------
                                                          2,070,994
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
HEALTH -- 7.23%
Becton, Dickinson & Co. .............          4,600   $    131,962
Biogen, Inc.*........................          4,100        264,450
Bristol-Myers Squibb Co. ............          5,500        320,375
Elan Corp., PLC, ADR.................          6,100        295,469
Johnson & Johnson....................          2,500        254,687
Merck & Co., Inc. ...................          4,000        306,500
Pfizer, Inc. ........................          4,500        216,000
                                                       ------------
                                                          1,789,443
                                                       ------------
TECHNOLOGY -- 18.15%
Agilent Technologies, Inc.*..........            381         28,099
America Online, Inc.*................          2,600        137,150
Analog Devices, Inc. ................          5,000        380,000
BMC Software, Inc. ..................          5,000        182,422
Cisco Systems, Inc.*.................          9,000        572,062
W.W. Grainger, Inc. .................          3,500        107,844
Hewlett-Packard Co. .................          1,000        124,875
Intel Corp. .........................          3,500        467,906
International Business Machines
 Corp. ..............................          2,400        262,950
Lucent Technologies, Inc. ...........          2,500        148,125
Microsoft Corp.*.....................          6,400        512,000
Oracle Corp.*........................          5,600        470,750
Sun Microsystems, Inc.*..............          5,500        500,156
Tellabs, Inc.*.......................          7,000        479,062
Xerox Corp. .........................          5,700        118,275
                                                       ------------
                                                          4,491,676
                                                       ------------
TRANSPORTATION -- 0.92%
Burlington Northern Corp. ...........          4,600        105,512
FedEx Corp.*.........................          3,200        121,600
                                                       ------------
                                                            227,112
                                                       ------------
UTILITIES/TELEPHONE -- 2.08%
Florida Progress Corp. ..............          2,200        103,125
NICOR, Inc. .........................          4,500        146,812
Williams Companies, Inc. ............          4,000        166,750
Wisconsin Energy Corp. ..............          5,000         99,062
                                                       ------------
                                                            515,749
                                                       ------------
TOTAL COMMON STOCK
 (cost $9,939,351)...................                    15,072,799
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT
                                         -----------
BONDS AND NOTES -- 31.55%
ASSET BACKED -- 3.33%
Amresco Residential Securities
 Mortgage Loan Trust
 6.925%, 06/25/25....................    $   100,000         98,385
Chemical Master Credit Card Trust
 5.980%, 09/15/08....................        200,000        189,506
Discover Credit Card Trust
 5.600%, 05/15/06....................        250,000        237,478
Green Tree Financial Corp.
 6.870%, 01/15/29....................        100,000         96,103
The Money Store Home Equity Trust
 8.140%, 10/15/27....................        200,000        201,098
                                                       ------------
                                                            822,570
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
AUTO -- 0.59%
Ford Credit Auto Owner Trust
 5.650%, 10/15/01....................    $    40,440   $     40,386
General Motors Acceptance Corp.
 8.875%, 06/01/10....................        100,000        106,625
                                                       ------------
                                                            147,011
                                                       ------------
BANKING -- 2.04%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07....................        100,000         97,000
Citicorp
 7.200%, 06/15/07....................        100,000         97,750
International American Development
 Bank 8.875%, 06/01/09...............        100,000        110,875
NationsBank Corp.
 5.750%, 03/15/01....................        200,000        198,250
                                                       ------------
                                                            503,875
                                                       ------------
CHEMICALS -- 0.40%
Dupont (E.I.) De Nemours & Co.
 6.750%, 10/15/02....................        100,000         99,375
                                                       ------------
FINANCE -- 1.53%
Household Finance Corp.
 6.400%, 06/17/08....................        200,000        181,250
Merrill Lynch & Co., Inc.
 6.020%, 05/11/01....................        200,000        198,000
                                                       ------------
                                                            379,250
                                                       ------------
FOOD & BEVERAGE -- 2.14%
Campbell Soup Co.
 4.750%, 10/01/03....................        200,000        186,750
Coca-Cola Co.
 6.625%, 10/01/02....................        100,000         99,375
Coca-Cola Enterprises
 7.000%, 10/01/26....................        250,000        244,375
                                                       ------------
                                                            530,500
                                                       ------------
INDUSTRIAL -- 0.81%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22....................        100,000        101,875
Raytheon Co.
 5.950%, 03/15/01....................        100,000         99,000
                                                       ------------
                                                            200,875
                                                       ------------
MUNICIPAL -- 1.00%
New York State Power Authority
 Revenue 6.050%, 02/15/15............        250,000        246,705
                                                       ------------
RETAILING -- 1.54%
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03....................        200,000        191,750
Sears Roebuck Credit Account Master
 Trust 5.650%, 03/15/09..............        200,000        190,199
                                                       ------------
                                                            381,949
                                                       ------------
TECHNOLOGY -- 0.61%
Sun Microsystems, Inc.
 7.500%, 08/15/06....................        150,000        149,812
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
TELEPHONE UTILITY -- 2.66%
Bell Telephone Co. of PA Putable
 Debentures 8.350%, 12/15/30.........    $   200,000   $    209,500
BellSouth Capital Funding Corp.
 6.040%, 11/15/26....................        200,000        196,500
Chesapeake & Potomac Telephone Co. of
 Virginia Debentures 8.375%, 10/01/29        100,000        104,000
New Jersey Bell Telephone Co.
 7.850%, 11/15/29....................        150,000        147,938
                                                       ------------
                                                            657,938
                                                       ------------
TRANSPORTATION -- 0.79%
Norfolk Southern Corp.
 7.050%, 05/01/37....................        200,000        195,750
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 7.54%
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00...................             57             57
 8.750%, 04/01/01....................          3,810          3,859
 10.150%, 04/15/06...................          1,891          1,893
 6.500%, 06/15/06....................        121,624        120,897
 6.000%, 12/15/08....................        200,000        189,439
 6.625%, 09/15/09....................        200,000        193,250
 6.400%, 09/25/28....................        250,000        231,681
Federal National Mortgage Association
 6.375%, 06/15/09....................        250,000        237,310
 6.000%, 02/18/21....................        300,000        288,193
 6.247%, 03/17/21....................        285,420        273,403
Government National Mortgage
 Association
 Pool #030111
 9.000%, 05/15/09....................         12,011         12,417
Government National Mortgage
 Association
 Pool #23653
 9.500%, 06/15/09....................          5,491          5,712
Government National Mortgage
 Association
 Pool #32147
 9.500%, 08/15/09....................          1,230          1,279
Government National Mortgage
 Association
 Pool #161621
 9.000%, 07/15/16....................         32,188         33,274
Government National Mortgage
 Association
 Pool #434441
 6.5000%, 07/15/29...................        288,374        273,863
                                                       ------------
                                                          1,866,527
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 6.57%
U.S. Treasury Bonds
 11.625%, 11/15/04...................        100,000        120,062
 6.500%, 02/15/10....................        500,000        516,550
 5.250%, 11/15/28....................        450,000        398,390
U.S. Treasury Notes
 6.625%, 04/30/02....................        100,000        100,281
 6.875%, 05/15/06....................        150,000        154,406
 6.500%, 10/15/06....................        200,000        202,230
Tennessee Valley Authority
 5.375%, 11/13/08....................        150,000        133,433
                                                       ------------
                                                          1,625,352
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $7,937,327)...................                     7,807,489
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
COMMERCIAL PAPER -- 0.97%
 (cost $240,000)
CIT Group Holdings
 6.769%, 10/25/00.......................    $ 240,000   $   240,106
                                                        -----------

                                             SHARES        VALUE
                                            ---------   -----------
OTHER SHORT TERM INVESTMENTS -- 6.23%
MONEY MARKET FUNDS
Harris Insight Money Market Fund........      391,267   $   391,267
Federated Prime Obligation Fund.........    1,150,676     1,150,676
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,541,943)......................                  1,541,943
                                                        -----------
TOTAL INVESTMENTS -- 99.67%
 (cost $19,658,621).....................                 24,662,337
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.33%...................                     80,495
                                                        -----------
NET ASSETS -- 100.00%...................                $24,742,832
                                                        ===========

* Non-income producing.

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC.

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
MUNICIPAL BONDS
 (TAX EXEMPT) -- 97.68%
ARIZONA -- 3.45%
Maricopa County, School District #93
 Arizona Unlimited Tax General
 Obligation
 6.400%, 07/01/06.....................    $   500,000   $   541,000
                                                        -----------
CALIFORNIA -- 1.79%
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14.....................        250,000       280,755
                                                        -----------
CONNECTICUT -- 3.60%
Connecticut State Unlimited Tax
 General Obligation
 5.400%, 03/15/08.....................        550,000       563,920
                                                        -----------
GEORGIA -- 1.67%
Atlanta, Georgia Airport Revenue
 Bonds, Series A
 5.750%, 01/01/11.....................        250,000       262,155
                                                        -----------
ILLINOIS -- 16.37%
Illinois Health Facilities Authority
 Revenue
 6.800%, 10/01/24.....................        800,000       836,024
Illinois State Sales Tax Revenue
 5.400%, 06/15/13.....................        550,000       552,041
Northwest Suburban Municipal Joint
 Action Water Agency Illinois Contract
 Revenue
 6.450%, 05/01/07.....................        400,000       434,332
Northwest Water Commission Illinois,
 Cook & Lake Revenue
 5.000%, 05/01/13.....................        500,000       480,945
Regional Transportation Authority
 Illinois Unlimited Tax General
 Obligation
 5.750%, 06/01/11.....................        250,000       262,505
                                                        -----------
                                                          2,565,847
                                                        -----------
INDIANA -- 7.30%
Indiana University Trustee Revenue
 Bonds, Student Fees
 5.700%, 08/01/10.....................        550,000       565,603
Peru, Indiana Community School Corp.
 Revenue
 6.750%, 01/01/09.....................        550,000       578,413
                                                        -----------
                                                          1,144,016
                                                        -----------
KENTUCKY -- 7.59%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15.....................        500,000       491,525
University of Kentucky, University
 Building Revenue, Third Series
 4.150%, 05/01/01.....................        700,000       697,753
                                                        -----------
                                                          1,189,278
                                                        -----------

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
MASSACHUSETTS -- 8.44%
Massachusetts State Grant Anticipation
 Notes Revenue Bond
 5.000%, 12/15/08.....................    $   800,000   $   803,544
Massachusetts State Water Resource
 Authority Revenue
 6.000%, 11/01/08.....................        500,000       519,730
                                                        -----------
                                                          1,323,274
                                                        -----------
MICHIGAN -- 2.61%
Michigan State Hospital Financing
 Authority Revenue Ascension Health
 Credit, Series A
 5.500%, 11/15/06.....................        400,000       409,572
                                                        -----------
MISSOURI -- 7.43%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05.....................        500,000       543,130
Missouri State Environmental
 Improvement & Energy Resource
 Authority Pollution Control Revenue
 5.250%, 12/01/09.....................        250,000       253,985
Missouri State Health and Educational
 Facilities Revenue Bond
 6.000%, 05/15/07.....................        350,000       367,742
                                                        -----------
                                                          1,164,857
                                                        -----------
NEVADA -- 5.83%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07.....................        500,000       506,785
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07.....................        400,000       407,588
                                                        -----------
                                                            914,373
                                                        -----------
NEW JERSEY -- 5.04%
Essex County, New Jersey Unlimited
 General Obligation
 5.000%, 08/01/07.....................        250,000       251,992
New Jersey State Unlimited General
 Obligation
 6.000%, 02/15/11.....................        500,000       537,165
                                                        -----------
                                                            789,157
                                                        -----------
NEW YORK -- 3.19%
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12.....................        500,000       500,105
                                                        -----------
NORTH CAROLINA -- 1.71%
North Carolina Eastern Municipal Power
 Agency System Revenue
 7.000%, 01/01/08.....................        250,000       268,670
                                                        -----------
OHIO -- 6.61%
Cleveland Ohio Waterworks Revenue
 Bond, Series G
 5.500%, 01/01/13.....................        515,000       527,880
Montgomery County, Ohio,
 Moraine-Beaver Creek Sewer Revenue
 5.6000%, 09/01/11....................        500,000       508,365
                                                        -----------
                                                          1,036,245
                                                        -----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   -----------
PENNSYLVANIA -- 3.75%
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10.....................    $   575,000   $   588,271
                                                        -----------
TEXAS -- 7.12%
Texas A&M University Revenue Financing
 System
 5.375%, 05/15/14.....................        600,000       598,800
United Independent School District,
 Texas
 6.700%, 08/15/08.....................        465,000       517,122
                                                        -----------
                                                          1,115,922
                                                        -----------
UTAH -- 1.96%
Utah State Board Regents Revenue
 5.500%, 08/01/05.....................        300,000       307,773
                                                        -----------
WASHINGTON -- 2.22%
Washington State Public Power Supply
 Revenue, Series A
 5.750%, 07/01/09.....................        335,000       348,477
                                                        -----------
TOTAL MUNICIPAL BONDS
 (cost $15,167,657)...................                   15,313,667
                                                        -----------

                                             SHARES        VALUE
                                            ---------   -----------
TAX EXEMPT MONEY MARKET FUNDS -- 0.84%
 (cost $132,060)
  Nuveen Tax Exempt Money Fund..........      132,060   $   132,060
                                                        -----------
TOTAL INVESTMENTS -- 98.52%
 (cost $15,299,717).....................                 15,445,727
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.48%...................                    231,966
                                                        -----------
NET ASSETS -- 100.00%...................                $15,677,693
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
COMMERCIAL PAPER -- 92.80%
AUTO & TRUCK -- 12.65%
DaimlerChrysler Corp.
 6.52%, 07/11/00.....................    $ 1,125,000   $  1,125,000
 6.62%, 08/14/00.....................      2,060,000      2,060,000
Ford Motor Credit Co.
 6.47%, 07/06/00.....................      1,300,000      1,300,000
 6.57%, 07/07/00.....................      1,000,000      1,000,000
General Motors Acceptance Corp.
 6.23%, 07/10/00.....................      1,500,000      1,500,000
 6.27%, 07/27/00.....................      1,700,000      1,700,000
                                                       ------------
                                                          8,685,000
                                                       ------------
COMMERCIAL FINANCE -- 13.88%
International Lease Finance Co.
 6.17%,09/06/00......................      1,500,000      1,482,775
 6.57%,09/11/00......................      1,700,000      1,677,662
Prudential Funding Corp.
 6.11%,07/24/00......................      1,194,000      1,194,000
 6.67%,07/24/00......................        900,000        900,000
 6.71%,09/12/00......................      1,100,000      1,100,000
Wells Fargo & Co.
 6.60%, 07/07/00.....................      1,587,000      1,585,254
 6.55%,08/08/00......................      1,600,000      1,588,938
                                                       ------------
                                                          9,528,629
                                                       ------------
CONSUMER FINANCE -- 25.38%
American Express Credit Corp.
 6.76%, 07/05/00.....................      1,000,000      1,000,000
 6.59%, 07/19/00.....................        837,000        837,000
 6.59%, 08/10/00.....................      1,275,000      1,275,000
American General Finance Corp.
 6.32%, 08/22/00.....................      2,000,000      2,000,000
 6.52%, 07/12/00.....................      1,019,000      1,019,000
Associates Corp. of North America
 6.76%, 11/29/00.....................      1,000,000      1,000,000
 6.60%, 08/15/00.....................      1,000,000      1,000,000
 6.62%, 08/17/00.....................      1,300,000      1,300,000
CIT Group Holdings
 6.73%, 10/24/00.....................      2,300,000      2,300,000
 6.77%, 10/25/00.....................      1,000,000      1,000,000
Citicorp
 6.59%, 07/28/00.....................      1,500,000      1,500,000
Household Finance Corp.
 6.62%, 07/18/00.....................      1,396,000      1,396,000
 6.58%, 07/21/00.....................        800,000        800,000
 5.58%, 07/26/00.....................      1,000,000      1,000,000
                                                       ------------
                                                         17,427,000
                                                       ------------
ELECTRONICS -- 4.66%
General Electric Capital Corp.
 6.56%, 07/13/00.....................      1,700,000      1,700,000
 6.24%, 07/25/00.....................      1,500,000      1,500,000
                                                       ------------
                                                          3,200,000
                                                       ------------
FARM MACHINERY & EQUIPMENT -- 4.87%
John Deere Capital Corp.
 6.61%, 07/20/00.....................      1,147,000      1,147,000
 6.60%, 08/09/00.....................      1,150,000      1,150,000
 6.82%, 09/07/00.....................      1,050,000      1,050,000
                                                       ------------
                                                          3,347,000
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
FOOD & BEVERAGE -- 7.66%
Anheuser-Busch Companies, Inc.
 6.20%, 10/04/00.....................    $ 2,000,000   $  1,967,278
Coca-Cola Co.
 6.11%, 07/05/00.....................      1,500,000      1,498,982
 6.50%, 07/17/00.....................      1,800,000      1,794,800
                                                       ------------
                                                          5,261,060
                                                       ------------
FOREIGN GOVERNMENTS -- 1.44%
Province Of Quebec
 6.17%, 09/01/00.....................      1,000,000        989,374
                                                       ------------
INSURANCE/MULTI-LINE -- 5.98%
Transamerica Financial Corp.
 5.91%, 07/06/00.....................        730,000        729,401
 6.03%, 08/03/00.....................        400,000        397,789
USAA Capital Corp.
 6.58%, 08/02/00.....................      1,000,000        994,151
 6.53%, 08/16/00.....................      2,000,000      1,983,312
                                                       ------------
                                                          4,104,653
                                                       ------------
PETROLEUM REFINING -- 4.82%
Texaco, Inc.
 6.56%, 07/14/00.....................      3,309,000      3,309,000
                                                       ------------
TELEPHONE/UTILITY -- 11.46%
AT&T Corp.
 6.53%, 08/01/00.....................      2,000,000      1,988,754
 6.67%, 09/06/00.....................      1,200,000      1,185,104
Bell Atlantic Network Funding
 6.54%, 07/31/00.....................      2,200,000      2,188,010
BellSouth Telecommunications, Inc.
 6.63%, 07/11/00.....................      1,500,000      1,497,237
GTE Funding, Inc.
 9.38%,12/01/00......................      1,000,000      1,009,555
                                                       ------------
                                                          7,868,660
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $63,720,376)..................                    63,720,376
                                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.43%
 (cost $984,746)
Federal National Mortgage Association
 6.17%, 09/28/00.....................      1,000,000        984,746
                                                       ------------
FOREIGN GOVERNMENTS -- 2.95%
 (cost $2,023,710)
Quebec Province
 8.71%, 02/15/01.....................      2,000,000      2,023,710
                                                       ------------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                             SHARES        VALUE
                                            ---------   -----------
OTHER SHORT-TERM
  INVESTMENTS -- 2.26%
MONEY MARKET FUNDS
Harris Insight Money Market Fund........      870,445   $   870,445
Federated Prime Obligation Fund.........      682,288       682,288
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,552,733)......................                  1,552,733
                                                        -----------
TOTAL INVESTMENTS -- 99.44%
 (cost $68,281,565).....................                 68,281,565
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.56%...................                    386,759
                                                        -----------
NET ASSETS -- 100.00%...................                $68,668,324
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
BONDS AND NOTES -- 91.87%
U.S. GOVERNMENT AGENCIES -- 64.24%
Federal Farm Credit Bank
 5.125%, 04/02/01......................    $  500,000   $   493,785
 4.630%, 11/05/01......................     1,000,000       972,390
 6.625%, 02/01/02......................     1,000,000       996,250
Federal Home Loan Bank
 5.500%, 08/13/01......................     1,000,000       985,500
 6.140%, 12/17/01......................     1,000,000       988,840
 5.945%, 04/01/02......................     1,000,000       983,750
Federal Home Loan Mortgage Corp.
 6.250%, 07/15/04......................     1,000,000       973,750
 5.500%, 11/25/05......................       909,215       872,765
Federal National Mortgage Association
 5.100%, 09/25/00......................     1,000,000       996,630
 5.400%, 05/07/01......................     1,000,000       988,750
 5.375%, 03/15/02......................       500,000       487,950
 5.750%, 04/15/03......................       500,000       484,800
 6.500%, 08/01/04......................     1,544,617     1,497,306
 5.000%, 09/25/06......................       439,306       431,588
 6.147%, 05/25/14......................       722,357       696,467
 6.500%, 09/25/19......................       862,994       852,387
 6.500%, 07/25/23......................       140,527       134,585
Private Export Funding
 6.450%, 09/30/04......................     1,000,000       978,750
 7.650%, 05/15/06......................     1,500,000     1,541,400
Tennessee Valley Authority
 5.280%, 09/14/01......................     1,000,000       980,000
                                                        -----------
                                                         17,337,643
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 18.88%
U.S. Treasury Notes
 6.500%, 08/31/01......................     3,000,000     3,000,930
 6.250%, 02/28/02......................     2,000,000     1,994,180
 6.625%, 04/30/02......................       100,000       100,281
                                                        -----------
                                                          5,095,391
                                                        -----------

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
ASSET BACKED -- 7.30%
Banc One Auto Grantor Trust
 6.270%, 11/20/03......................    $  231,504   $   230,286
Discover Credit Card Master Trust
 5.600%, 05/15/06......................       300,000       285,068
First USA Credit Card Master Trust
 6.420%, 03/17/05......................       250,000       246,800
Ford Credit Auto Owner Trust
 5.650%, 10/15/01......................        72,792        72,696
 6.080%, 09/16/02......................       500,000       494,910
J.P. Morgan Commercial Mortgage
 Finance Corp.
 6.952%, 09/15/29......................       234,398       233,249
Morgan Stanley Capital Corp.
 6.850%, 02/15/20......................       280,718       280,449
The Money Store Home Equity Trust
 7.800%, 10/15/21......................       125,496       125,525
                                                        -----------
                                                          1,968,983
                                                        -----------
CORPORATE BONDS -- 1.45%
BellSouth Telecommunications, Inc.
 6.000%, 06/15/02......................       400,000       391,000
                                                        -----------
TOTAL BONDS AND NOTES
 (Cost $25,054,509)....................                  24,793,017
                                                        -----------
COMMERCIAL PAPER -- 1.85%
 (Cost $499,660)
Coca-Cola Co.
 6.110%, 07/05/00......................       500,000       499,660
                                                        -----------

                                             SHARES
                                            ---------
OTHER SHORT TERM INVESTMENTS -- 5.03%
MONEY MARKET FUNDS
Federated Government Obligation Fund....      946,974       946,974
Harris Insight Money Market Fund........      411,934       411,934
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (Cost $1,358,908)......................                  1,358,908
                                                        -----------
TOTAL INVESTMENTS -- 98.75%
 (Cost $26,913,077).....................                 26,651,585
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.25%...................                    336,898
                                                        -----------
NET ASSETS -- 100.00%...................                $26,988,483
                                                        ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
BONDS AND NOTES -- 96.45%
U.S. GOVERNMENT AGENCIES -- 36.62%
Federal Farm Credit Bank
 6.690%, 09/08/10......................    $  500,000   $   484,800
Federal Home Loan Bank
 5.800%, 09/02/08......................     1,200,000     1,100,280
 0.000%, 08/04/17......................     1,000,000       237,944
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09......................       773,483       758,059
 6.625%, 09/15/09......................       400,000       386,500
 7.000%, 03/01/12......................     2,444,624     2,402,601
 6.500%, 02/15/21......................       466,401       458,402
 5.000%, 05/15/21......................       625,000       569,394
 6.400%, 09/25/28......................       500,000       463,363
Federal National Mortgage Association
 6.375%, 06/15/09......................       750,000       711,930
 7.604%, 12/25/19......................       600,000       593,906
 6.000%, 02/18/21......................       300,000       288,006
 6.247%, 03/17/21......................       585,111       560,477
 6.997%, 12/25/21......................       400,000       400,000
 6.500%, 09/25/22......................       200,000       192,791
Government National Mortgage
 Association
 6.500%, 04/15/26......................     1,090,397     1,035,528
 8.000%, 07/15/26......................     1,133,441     1,146,192
 6.500%, 07/15/29......................     1,635,142     1,552,862
 7.500%, 11/15/29......................       998,337       991,778
Tennessee Valley Authority
 5.375%, 11/13/08......................       350,000       311,343
                                                        -----------
                                                         14,646,156
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 6.10%
U.S. Treasury Bonds
 6.000%, 02/15/26......................     1,000,000       977,810
 5.250%, 11/15/28......................     1,650,000     1,460,762
                                                        -----------
                                                          2,438,572
                                                        -----------
CORPORATE BONDS -- 44.96%
ABN AMRO N.V. (Chicago) Global Bond
 7.125%, 06/18/07......................       300,000       291,000
AT&T Corp.
 5.625%, 03/15/04......................       400,000       376,659
Abbott Laboratories Corp.
 5.400%, 09/15/08......................       500,000       457,488
Allstate Corp.
 7.200%, 12/01/09......................       600,000       572,250
Ameritech Capital Funding
 5.950%, 01/15/38......................       700,000       664,125
Amoco Canada Petroleum Co.
 7.950%, 10/01/22......................       500,000       509,375
Asian Development Bank
 5.593%, 07/16/18......................       500,000       480,000
Associates Corp. of North America
 6.375%, 10/15/02......................       250,000       245,000
Burlington Northern Santa Fe
 6.530%, 07/15/37......................       400,000       389,224
California Infrastructure PG & E
 6.420%, 09/25/08......................     1,000,000       971,410
Canadian National Railway Co.
 6.450%, 07/15/36......................       400,000       372,500
Central Illinois Public Service Co.
 7.610%, 06/01/17......................       300,000       291,750

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Citicorp
 7.200%, 06/15/07......................    $  250,000   $   244,375
Coca-Cola Enterprises
 7.000%, 10/01/26......................       500,000       488,750
Conagra, Inc.
 6.700%, 08/01/27......................       200,000       184,750
CSX Corp.
 6.420%, 06/15/10......................       250,000       226,575
CSX Transportation, Inc.
 6.500%, 04/15/04......................       600,000       531,840
Delphi Auto Systems Corp.
 6.125%, 05/01/04......................       500,000       471,875
Federal Express Corp.
 6.720%, 01/15/22......................       392,172       357,790
Florida Power Corp.
 6.000%, 07/01/03......................       400,000       387,000
Ford Motor Credit Co.
 5.125%, 10/15/01......................       300,000       292,500
 7.200%, 06/15/07......................       600,000       583,500
General Electric Credit Co.
 6.500%, 11/01/06......................       300,000       288,000
GTE Corp.
 6.360%, 04/15/06......................       400,000       377,500
GTE South, Inc.
 6.125%, 06/15/07......................       200,000       183,750
Halliburton Co.
 6.750%, 02/01/27......................       250,000       241,250
Heller Financial Co.
 7.750%, 11/15/09......................       400,000       406,306
Household Finance Corp.
 6.400%, 06/17/08......................       500,000       453,125
Ingersoll-Rand Co.
 6.015%, 02/15/28......................       500,000       497,046
J.P. Morgan & Co.
 6.700%, 11/01/07......................       250,000       234,655
Madison Gas and Electric Co.
 6.020%, 09/15/08......................       300,000       270,735
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12......................       350,000       326,375
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02......................       250,000       245,937
NationsBank Corp.
 5.750%, 03/15/01......................       300,000       297,375
Norfolk Southern Corp.
 7.050%, 05/01/37......................       350,000       342,562
Northwest Airlines Corp.
 7.935%, 04/01/19......................       695,642       694,818
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27......................       250,000       239,062
Province of Ontario
 5.500%, 10/01/08......................       400,000       359,000
Procter & Gamble Co.
 5.250%, 09/15/03......................       500,000       478,125
Raytheon Co.
 5.95%, 03/15/01.......................       200,000       198,000
Salomon Smith Barney Holding
 6.250%, 05/15/03......................       250,000       242,500
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03......................       200,000       191,750
Sun Microsystems, Inc.
 7.50%, 08/15/06.......................       350,000       349,562

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2000

--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES (CONTINUED)

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Suntrust Capital II
 7.900%, 06/15/27......................    $  200,000   $   179,250
Transamerica Financial Corp.
 6.125%, 11/01/01......................       350,000       344,313
US West Capital Funding, Inc.
 6.250%, 07/15/05......................       300,000       283,500
Wachovia Corp.
 6.605%, 10/01/25......................       600,000       587,250
Wisconsin Bell Telephone Co.
 6.350%, 12/01/26......................       300,000       283,500
                                                        -----------
                                                         17,984,982
                                                        -----------
ASSET BACKED -- 8.32%
Discover Credit Card Master Trust
 5.850%, 01/17/06......................       500,000       481,763
First USA Credit Card Master Trust
 6.420%, 03/17/05......................       250,000       246,800
Goldman Sachs Mortgage Securities
 Corp.-II
 6.620%, 10/18/30......................       300,000       285,085
Green Tree Financial Corp.
 6.870%, 01/15/29......................       200,000       192,206
J.P. Morgan Commercial Mortgage Co.
 Finance Corp.
 7.088%, 09/15/29......................       556,000       530,268
Merrill Lynch Mortgage Investors, Inc.
 7.370%, 06/15/08......................       388,066       388,394
Morgan Stanley Capital I
 6.760%, 11/15/08......................       383,824       374,884
Sears Credit Account Master Trust
 5.650%, 03/15/09......................       350,000       332,848

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
The Money Store Home Equity Trust
 5.675%, 02/15/09......................    $  147,778   $   142,715
 8.140%, 10/15/27......................       350,000       352,028
                                                        -----------
                                                          3,326,991
                                                        -----------
MUNICIPAL -- 0.45%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05......................       190,000       182,961
                                                        -----------
TOTAL BONDS AND NOTES
 (cost $39,674,488)....................                  38,579,662
                                                        -----------

                                             SHARES
                                            ---------
OTHER SHORT TERM INVESTMENTS -- 2.36%
MONEY MARKET FUNDS
Harris Insight Money Market Fund........      516,690       516,690
Federated Prime Obligation Fund.........      427,915       427,915
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $944,605)........................                    944,605
                                                        -----------
TOTAL INVESTMENTS -- 98.81%
 (cost $40,619,093).....................                 39,524,267
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.19%...................                    475,999
                                                        -----------
NET ASSETS -- 100.00%...................                $40,000,266
                                                        ===========

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2000

--------------------------------------------------------------------------------

                                                                                                       IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                          IAA TRUST      IAA TRUST     ------------------------------------------
                                          IAA TRUST         ASSET       TAX EXEMPT                     SHORT-TERM      LONG-TERM
                                            GROWTH       ALLOCATION        BOND        MONEY MARKET    GOVERNMENT        BOND
                                          FUND, INC.     FUND, INC.     FUND, INC.        SERIES       BOND SERIES      SERIES
                                         ------------    -----------    -----------    ------------    -----------    -----------
ASSETS:
 Investments in securities:
   At cost.............................  $134,778,381    $19,658,621    $15,299,717    $68,281,565     $26,913,077    $40,619,093
                                         ============    ===========    ===========    ===========     ===========    ===========
   At value............................  $194,097,674    $24,662,337    $15,445,727    $68,281,565     $26,651,585    $39,524,267
 Cash..................................           119             --         10,223        125,488             --              --
 Receivable for securities sold........       479,384         38,351             --             --             --              --
 Receivable for capital stock sold.....       104,715          7,311             --             --         24,963          27,470
 Dividends receivable..................       191,247         14,471             --             --             --              --
 Interest receivable...................        59,948         88,642        234,862        300,815        335,055         477,645
 Due from Advisor (Note E).............            --             --          2,395             --             92           6,666
 Prepaid expenses and other assets.....        17,014          1,206          1,118             71            564             609
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total assets........................   194,950,101     24,812,318     15,694,325     68,707,939     27,012,259      40,036,657
                                         ------------    -----------    -----------    -----------     -----------    -----------
LIABILITIES:
 Cash overdraft........................            --             42             --             --             36              43
 Payable for securities purchased......       270,466         48,746             --             --             --              --
 Payable for capital stock redeemed....         8,969             --             --             --          6,451           3,792
 Distributions Payable.................            --             --             --             14             --              --
 Accrued expenses and other
   liabilities.........................       166,157         20,698         16,632         39,601         17,289          32,556
                                         ------------    -----------    -----------    -----------     -----------    -----------
   Total liabilities...................       445,592         69,486         16,632         39,615         23,776          36,391
                                         ------------    -----------    -----------    -----------     -----------    -----------
NET ASSETS.............................  $194,504,509    $24,742,832    $15,677,693    $68,668,324     $26,988,483    $40,000,266
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSETS CONSIST OF:
 Capital paid-in.......................  $111,275,109    $18,231,319    $15,459,283    $68,668,492     $27,293,303    $41,236,438
 Undistributed net investment income...        26,792             --          1,231             --         18,291           7,750
 Accumulated net realized gain (loss)
   on investments......................    23,883,315      1,507,797         71,169           (168)       (61,619)       (149,096)
 Net unrealized appreciation
   (depreciation) of investments.......    59,319,293      5,003,716        146,010             --       (261,492)     (1,094,826)
                                         ============    ===========    ===========    ===========     ===========    ===========
                                         $194,504,509    $24,742,832    $15,677,693    $68,668,324     $26,988,483    $40,000,266
                                         ============    ===========    ===========    ===========     ===========    ===========
 Shares outstanding....................     7,097,130      1,459,524      1,837,184     68,668,591      2,722,968       4,104,318
                                         ============    ===========    ===========    ===========     ===========    ===========
NET ASSET VALUE, PURCHASE AND
 REDEMPTION PRICE PER SHARE............     $27.41         $16.95          $8.53          $1.00          $9.91           $9.75
                                            ======         ======          =====          =====          =====           =====

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Year Ended June 30, 2000

--------------------------------------------------------------------------------

                                                                                                        IAA TRUST
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                            IAA TRUST     IAA TRUST     -----------------------------------------
                                             IAA TRUST        ASSET       TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                              GROWTH       ALLOCATION        BOND       MONEY MARKET    GOVERNMENT        BOND
                                            FUND, INC.     FUND, INC.     FUND, INC.       SERIES       BOND SERIES      SERIES
                                            -----------    -----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends................................  $ 2,283,775    $  182,025      $     --      $       --     $       --     $       --
 Interest.................................      587,702       617,010       861,999       3,686,970      1,735,150      2,643,094
                                            -----------    ----------      --------      ----------     ----------     ----------
   Total investment income................    2,871,477       799,035       861,999       3,686,970      1,735,150      2,643,094
                                            -----------    ----------      --------      ----------     ----------     ----------
EXPENSES:
 Investment advisory fees (Note E)........    1,378,720       177,156        82,863         318,928        146,094        302,858
 Distribution expenses (Note F)...........      257,379        33,176        24,502              --         12,340         17,394
 Transfer agent fees......................      115,602        11,553        15,126          49,307         24,867         24,781
 Audit fees...............................       37,972         4,329         3,605           4,722          6,807         10,570
 Printing.................................       22,339         2,478         2,533           7,837          2,284          3,013
 Custody fees.............................       55,012         5,702         7,911           9,583          7,139          8,803
 Directors' fees..........................        5,418         1,256         1,226             682            513            562
 Administration fees......................      139,643        17,369        13,817          49,218         20,976         28,833
 Accounting fees..........................       71,908        31,132        32,901          47,662         32,744         37,206
 Insurance................................       15,771         2,802         2,149           5,560          2,258          2,367
 Registration fees........................        3,142         3,532         2,985           5,224          2,506          3,197
 Legal fees...............................        1,934         2,894         2,573             234            707            707
 Miscellaneous............................       13,822         2,732         1,569           2,931          2,719          3,597
                                            -----------    ----------      --------      ----------     ----------     ----------
   Total expenses.........................    2,118,662       296,111       193,760         501,888        261,954        443,888
                                            -----------    ----------      --------      ----------     ----------     ----------
 Less: Advisory fees waived (Note E)......           --            --        (7,420)             --        (11,327)       (91,610)
 Less: Custody expenses waived (Note E)...      (55,012)       (5,702)       (7,911)         (9,583)        (7,139)        (8,803)
                                            -----------    ----------      --------      ----------     ----------     ----------
   Net expenses...........................    2,063,650       290,409       178,429         492,305        243,488        343,475
                                            -----------    ----------      --------      ----------     ----------     ----------
NET INVESTMENT INCOME.....................      807,827       508,626       683,570       3,194,665      1,491,662      2,299,619
                                            -----------    ----------      --------      ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NOTE (D):
 Net realized gain (loss) on
   investments............................   28,803,103     1,821,361        84,831              --        (48,342)      (138,481)
 Net change in unrealized depreciation on
   investments............................  (11,385,986)     (447,971)     (271,453)             --       (195,180)      (562,476)
                                            -----------    ----------      --------      ----------     ----------     ----------
 Net realized and unrealized gain (loss)
   on investments.........................   17,417,117     1,373,390      (186,622)             --       (243,522)      (700,957)
                                            -----------    ----------      --------      ----------     ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS....  $18,224,944    $1,882,016      $496,948      $3,194,665     $1,248,140     $1,598,662
                                            ===========    ==========      ========      ==========     ==========     ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        IAA TRUST                 IAA TRUST ASSET
                                                                    GROWTH FUND, INC.          ALLOCATION FUND, INC.
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 6/30/00        06/30/99       6/30/00      06/30/99
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $    807,827   $    929,103   $   508,626   $   491,886
 Net realized gain on investments...........................     28,803,103     12,717,971     1,821,361     1,177,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (11,385,986)    23,916,026      (447,971)    1,674,115
                                                               ------------   ------------   -----------   -----------
 Net increase in net assets from operations.................     18,224,944     37,563,100     1,882,016     3,343,179
                                                               ------------   ------------   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................     (1,067,761)    (1,018,527)     (513,193)     (494,039)
 Realized gains on investments..............................    (15,233,892)    (8,886,026)   (1,539,187)     (164,915)
                                                               ------------   ------------   -----------   -----------
 Total distributions........................................    (16,301,653)    (9,904,553)   (2,052,380)     (658,954)
                                                               ------------   ------------   -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................     10,510,955     (5,902,832)    1,628,457     1,950,772
                                                               ------------   ------------   -----------   -----------
 Total increase in net assets...............................     12,434,246     21,755,715     1,458,093     4,634,997

NET ASSETS:
 Beginning of year..........................................    182,070,263    160,314,548    23,284,739    18,649,742
                                                               ------------   ------------   -----------   -----------
 End of year................................................   $194,504,509   $182,070,263   $24,742,832   $23,284,739
                                                               ============   ============   ===========   ===========

                                                                                                     IAA TRUST
                                                                                               TAXABLE FIXED INCOME
                                                                        IAA TRUST                SERIES FUND, INC.
                                                               TAX EXEMPT BOND FUND, INC.       MONEY MARKET SERIES
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 6/30/00        06/30/99       6/30/00      06/30/99
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $   683,570    $   687,381    $ 3,194,665   $ 2,721,949
 Net realized gain on investments...........................        84,831        310,798             --            --
 Net change in unrealized depreciation of investments.......      (271,453)      (624,536)            --            --
                                                               -----------    -----------    -----------   -----------
 Net increase in net assets from operations.................       496,948        373,643      3,194,665     2,721,949
                                                               -----------    -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................      (682,986)      (697,162)    (3,194,665)   (2,721,949)
 Realized gains on investments..............................       (55,062)      (273,899)            --            --
                                                               -----------    -----------    -----------   -----------
 Total distributions........................................      (738,048)      (971,061)    (3,194,665)   (2,721,949)
                                                               -----------    -----------    -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................    (1,588,648)       435,516      5,646,552     9,999,569
                                                               -----------    -----------    -----------   -----------
 Total increase (decrease) in net assets....................    (1,829,748)      (161,902)     5,646,552     9,999,569

NET ASSETS:
 Beginning of year..........................................    17,507,441     17,669,343     63,021,772    53,022,203
                                                               -----------    -----------    -----------   -----------
 End of year................................................   $15,677,693    $17,507,441    $68,668,324   $63,021,772
                                                               ===========    ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           IAA TRUST                       IAA TRUST
                                                                     TAXABLE FIXED INCOME            TAXABLE FIXED INCOME
                                                                       SERIES FUND, INC.               SERIES FUND, INC.
                                                               SHORT-TERM GOVERNMENT BOND SERIES     LONG-TERM BOND SERIES
                                                               ---------------------------------   -------------------------
                                                                 YEAR ENDED        YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                                   6/30/00          06/30/99         6/30/00      06/30/99
                                                               ---------------   ---------------   -----------   -----------
OPERATIONS:
 Net investment income......................................     $ 1,491,662       $ 1,437,974     $ 2,299,619   $ 2,080,890
 Net realized gain (loss) on investments....................         (48,342)           87,430        (138,481)      909,033
 Net change in unrealized depreciation of investments.......        (195,180)         (310,809)       (562,476)   (1,718,979)
                                                                 -----------       -----------     -----------   -----------
 Net increase in net assets from operations.................       1,248,140         1,214,595       1,598,662     1,270,944
                                                                 -----------       -----------     -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM: NOTE (B)
 Investment income..........................................      (1,487,039)       (1,460,510)     (2,291,508)   (2,116,730)
 Realized gains on investments..............................              --           (89,405)       (422,149)     (937,981)
                                                                 -----------       -----------     -----------   -----------
 Total distributions........................................      (1,487,039)       (1,549,915)     (2,713,657)   (3,054,711)
                                                                 -----------       -----------     -----------   -----------
CAPITAL STOCK TRANSACTIONS -- (NET) NOTE (C)................      (2,510,236)        1,763,522         381,048     3,717,509
                                                                 -----------       -----------     -----------   -----------
 Total increase (decrease) in net assets....................      (2,749,135)        1,428,202        (733,947)    1,933,742

NET ASSETS:
 Beginning of year..........................................      29,737,618        28,309,416      40,734,213    38,800,471
                                                                 -----------       -----------     -----------   -----------
 End of year................................................     $26,988,483       $29,737,618     $40,000,266   $40,734,213
                                                                 ===========       ===========     ===========   ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                   IAA TRUST
                                                                               GROWTH FUND, INC.
                                                              ---------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                              ---------------------------------------------------
                                                                2000       1999       1998       1997      1996
                                                              --------   --------   --------   --------   -------
Net asset value, beginning of year..........................  $  27.24   $  23.04   $  22.51   $  18.88   $ 17.23
                                                              --------   --------   --------   --------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.12       0.15       0.17       0.15      0.23
  Net gains on securities (both realized and unrealized)....      2.46       5.50       2.19       4.81      3.23
                                                              --------   --------   --------   --------   -------
    Total from investment operations........................      2.58       5.65       2.36       4.96      3.46
                                                              --------   --------   --------   --------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.16)     (0.15)     (0.15)     (0.20)    (0.25)
  Distributions from capital gains..........................     (2.25)     (1.30)     (1.68)     (1.13)    (1.56)
                                                              --------   --------   --------   --------   -------
    Total distributions.....................................     (2.41)     (1.45)     (1.83)     (1.33)    (1.81)
                                                              --------   --------   --------   --------   -------
Net asset value, end of year................................  $  27.41   $  27.24   $  23.04   $  22.51   $ 18.88
                                                              ========   ========   ========   ========   =======
TOTAL RETURN................................................     10.29%     26.10%     10.98%     28.54%    21.51%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $194,505   $182,070   $160,315   $140,786   $84,800
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.16%      1.08%      1.02%        --        --
    After expense waiver....................................      1.13%      1.04%      1.00%      1.16%     1.12%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      0.41%      0.55%      0.73%        --        --
    After expense waiver....................................      0.44%      0.59%      0.75%      0.84%     1.30%
  Portfolio turnover........................................     30.82%     31.88%     33.06%     30.74%    32.95%

                                                                                 IAA TRUST
                                                                        ASSET ALLOCATION FUND, INC.
                                                              -----------------------------------------------
                                                                           YEARS ENDED JUNE 30,
                                                              -----------------------------------------------
                                                               2000      1999      1998      1997      1996
                                                              -------   -------   -------   -------   -------
Net asset value, beginning of year..........................  $ 17.12   $ 15.20   $ 14.64   $ 13.39   $ 12.29
                                                              -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.36      0.37      0.39      0.35      0.37
  Net gains on securities (both realized and unrealized)....     0.96      2.04      1.22      2.11      1.41
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................     1.32      2.41      1.61      2.46      1.78
                                                              -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.36)    (0.37)    (0.39)    (0.34)    (0.37)
  Distributions from capital gains..........................    (1.13)    (0.12)    (0.66)    (0.87)    (0.31)
  Distributions from return of capital......................       --        --        --        --        --
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (1.49)    (0.49)    (1.05)    (1.21)    (0.68)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $ 16.95   $ 17.12   $ 15.20   $ 14.64   $ 13.39
                                                              =======   =======   =======   =======   =======
TOTAL RETURN................................................     8.14%    16.22%    11.41%    19.95%    14.74%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)                          $24,743   $23,285   $18,650   $14,272   $10,083
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.26%     1.22%     1.25%       --        --
    After expense waiver....................................     1.23%     1.16%     1.21%     1.46%     1.44%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     2.13%     2.30%     2.57%       --        --
    After expense waiver....................................     2.16%     2.36%     2.61%     2.57%     2.81%
  Portfolio turnover........................................    25.85%    33.91%    20.07%    19.25%    33.77%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                                 IAA TRUST
                                                                        TAX EXEMPT BOND FUND, INC.
                                                              -----------------------------------------------
                                                                           YEARS ENDED JUNE 30,
                                                              -----------------------------------------------
                                                               2000      1999      1998      1997      1996
                                                              -------   -------   -------   -------   -------
Net asset value, beginning of year..........................  $  8.65   $  8.95   $  8.70   $  8.41   $  8.36
                                                              -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.36      0.36      0.37      0.36      0.37
  Net gains (losses) on securities (both realized and
    unrealized).............................................    (0.09)    (0.16)     0.27      0.31      0.07
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................     0.27      0.20      0.64      0.67      0.44
                                                              -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.36)    (0.36)    (0.37)    (0.36)    (0.37)
  Distributions from capital gains..........................    (0.03)    (0.14)    (0.02)    (0.02)    (0.02)
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (0.39)    (0.50)    (0.39)    (0.38)    (0.39)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $  8.53   $  8.65   $  8.95   $  8.70   $  8.41
                                                              =======   =======   =======   =======   =======
TOTAL RETURN................................................     3.16%     2.14%     7.45%     8.15%     5.30%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $15,678   $17,507   $17,669   $18,008   $17,744
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.17%     1.07%     1.01%       --        --
    After expense waiver....................................     1.08%     1.00%     0.97%     1.14%     1.08%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     4.05%     3.83%     4.13%       --        --
    After expense waiver....................................     4.14%     3.90%     4.17%     4.23%     4.30%
  Portfolio turnover........................................    16.76%    39.85%    24.83%    11.35%    14.75%

                                                                                 IAA TRUST
                                                                  TAXABLE FIXED INCOME SERIES FUND, INC.
                                                              -----------------------------------------------
                                                                            MONEY MARKET SERIES
                                                                           YEARS ENDED JUNE 30,
                                                              -----------------------------------------------
                                                               2000      1999      1998      1997      1996
                                                              -------   -------   -------   -------   -------
Net asset value, beginning of year..........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                              -------   -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.05      0.04      0.05      0.05      0.05
                                                              -------   -------   -------   -------   -------
    Total from investment operations........................     0.05      0.04      0.05      0.05      0.05
                                                              -------   -------   -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.05)    (0.04)    (0.05)    (0.05)    (0.05)
                                                              -------   -------   -------   -------   -------
    Total distributions.....................................    (0.05)    (0.04)    (0.05)    (0.05)    (0.05)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                              =======   =======   =======   =======   =======
TOTAL RETURN................................................     5.13%     4.54%     4.94%     4.63%     4.82%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)........................  $68,668   $63,022   $53,022   $60,674   $33,664
  Ratio of expenses to average net assets:
    Before expense waiver...................................     0.79%     0.82%     0.83%       --        --
    After expense waiver....................................     0.77%     0.77%     0.81%     0.94%     0.90%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     5.00%     4.39%     4.81%       --        --
    After expense waiver....................................     5.02%     4.44%     4.83%     4.55%     4.74%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                IAA TRUST
                                                                  TAXABLE FIXED INCOME SERIES FUND, INC
                                                              ----------------------------------------------
                                                                    SHORT-TERM GOVERNMENT BOND SERIES
                                                              ----------------------------------------------
                                                                 YEARS ENDED JUNE 30,        FOR THE PERIOD
                                                              ---------------------------      01/02/97*
                                                               2000      1999      1998     THROUGH 06/30/97
                                                              -------   -------   -------   ----------------
Net asset value, beginning of period........................  $  9.99   $ 10.11   $ 10.01       $ 10.00
                                                              -------   -------   -------       -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.51      0.51      0.54          0.20
  Net gains (losses) on securities (both realized and
    unrealized).............................................    (0.08)    (0.09)     0.10          0.01
                                                              -------   -------   -------       -------
    Total from investment operations........................     0.43      0.42      0.64          0.21
                                                              -------   -------   -------       -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.51)    (0.51)    (0.54)        (0.20)
  Distributions from capital gains..........................     0.00     (0.03)       --            --
                                                              -------   -------   -------       -------
    Total distributions.....................................    (0.51)    (0.54)    (0.54)        (0.20)
                                                              -------   -------   -------       -------
Net asset value, end of period..............................  $  9.91   $  9.99   $ 10.11       $ 10.01
                                                              =======   =======   =======       =======
TOTAL RETURN................................................     4.43%     4.27%     6.50%         2.10%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $26,988   $29,738   $28,309       $24,285
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement.................     0.90%     0.90%     0.92%         3.88%**
    After expense waiver and reimbursement..................     0.84%     0.83%     0.86%         0.76%**
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement.................     5.06%     4.93%     5.30%         1.78%**
    After expense waiver and reimbursement..................     5.12%     5.00%     5.36%         4.90%**
  Portfolio turnover........................................     7.95%    29.24%     1.54%         0.00%

                                                                                IAA TRUST
                                                                  TAXABLE FIXED INCOME SERIES FUND, INC
                                                              ----------------------------------------------
                                                                          LONG-TERM BOND SERIES
                                                              ----------------------------------------------
                                                                 YEARS ENDED JUNE 30,        FOR THE PERIOD
                                                              ---------------------------      01/02/97*
                                                               2000      1999      1998     THROUGH 06/30/97
                                                              -------   -------   -------   ----------------
Net asset value, beginning of period........................  $ 10.01   $ 10.48   $ 10.04       $ 10.00
                                                              -------   -------   -------       -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.56      0.56      0.56          0.20
  Net gains (losses) on securities (both realized and
    unrealized).............................................    (0.16)    (0.21)     0.45          0.04
                                                              -------   -------   -------       -------
    Total from investment operations........................     0.40      0.35      1.01          0.24
                                                              -------   -------   -------       -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.56)    (0.56)    (0.56)        (0.20)
  Distributions from capital gains..........................    (0.10)    (0.26)    (0.01)           --
                                                              -------   -------   -------       -------
    Total distributions.....................................    (0.66)    (0.82)    (0.57)        (0.20)
                                                              -------   -------   -------       -------
Net asset value, end of period..............................  $  9.75   $ 10.01   $ 10.48       $ 10.04
                                                              =======   =======   =======       =======
TOTAL RETURN................................................     4.21%     3.29%    10.24%         2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $40,000   $40,734   $38,800       $32,932
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement.................     1.10%     1.09%     1.12%         3.82%**
    After expense waiver and reimbursement..................     0.85%     0.85%     0.89%         0.78%**
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement.................     5.46%     5.08%     5.24%         2.11%**
    After expense waiver and reimbursement..................     5.71%     5.32%     5.47%         5.15%**
  Portfolio turnover........................................    42.62%    29.19%    25.11%        41.77%

 * Commencement of operations.
** Annualized.
                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2000

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The IAA Trust Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: IAA Trust Growth Fund, Inc. ("Growth Fund"); IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"); IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: IAA Trust Money Market Series ("Money Market Series"); IAA Trust Short-Term Government Bond Series ("Short-Term Government Bond Series"); and IAA Trust Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

    (5) EXPENSES: Expenses of the Funds which are not directly associated to a specific fund are allocated on the basis of relative net asset value of the funds.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions is declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, declare and distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2000
(continued)

--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At June 30, 2000, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                                 GROWTH FUND                         ASSET ALLOCATION FUND
                                                                 -----------                         ---------------------
                                                    YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                                   JUNE 30, 2000             JUNE 30, 1999               JUNE 30, 2000
                                              -----------------------   ------------------------   --------------------------
                                               SHARES       AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT
                                              --------   ------------   ----------   -----------   -----------   ------------
Shares sold.................................   596,058   $ 15,420,891      346,692   $ 8,272,611       175,999   $  2,938,126
Shares issued through reinvestment of
 dividends..................................   597,638     15,386,388      424,032     9,386,928       108,025      1,798,104
                                              --------   ------------   ----------   -----------   -----------   ------------
                                              1,193,696    30,807,279      770,724    17,659,539       283,024      4,736,230
                                              --------   ------------   ----------   -----------   -----------   ------------
Shares Redeemed.............................  (781,447)   (20,296,324)  (1,045,124)  (23,562,371)     (184,910)    (3,107,773)
                                              --------   ------------   ----------   -----------   -----------   ------------
Net increase (decrease).....................   412,249   $ 10,510,955     (274,400)  $(5,902,832)       99,114   $  1,628,457
                                              ========   ============   ==========   ===========   ===========   ============



                                                ASSET ALLOCATION FUND
                                               ------------------------
                                                      YEAR ENDED
                                                    JUNE 30, 1999
                                              --------------------------
                                                SHARES         AMOUNT
                                              -----------   ------------
Shares sold.................................      259,768   $  3,920,616
Shares issued through reinvestment of
 dividends..................................       36,834        576,698
                                              -----------   ------------
                                                  296,602      4,497,314
                                              -----------   ------------
Shares Redeemed.............................     (163,521)    (2,546,542)
                                              -----------   ------------
Net increase (decrease).....................      133,081   $  1,950,772
                                              ===========   ============

                                                             TAX EXEMPT BOND FUND
                                                             --------------------
                                                    YEAR ENDED                 YEAR ENDED
                                                   JUNE 30, 2000             JUNE 30, 1999
                                              -----------------------   ------------------------
                                               SHARES       AMOUNT        SHARES       AMOUNT
                                              --------   ------------   ----------   -----------
Shares sold.................................    34,959   $    299,284      141,601   $ 1,303,303
Shares issued through reinvestment of
 dividends..................................    59,017        501,481       73,436       656,860
                                              --------   ------------   ----------   -----------
                                                93,976        800,765      215,037     1,960,163
                                              --------   ------------   ----------   -----------
Shares redeemed.............................  (280,499)    (2,389,413)    (169,227)   (1,524,647)
                                              --------   ------------   ----------   -----------
Net increase (decrease).....................  (186,523)  $ (1,588,648)      45,810   $   435,516
                                              ========   ============   ==========   ===========

                                                         TAXABLE FIXED INCOME SERIES FUND
                                                         --------------------------------
                                                                MONEY MARKET SERIES
                                                                -------------------
                                                      YEAR ENDED                   YEAR ENDED
                                                    JUNE 30, 2000                JUNE 30, 1999
                                              --------------------------   --------------------------
                                                SHARES         AMOUNT        SHARES         AMOUNT
                                              -----------   ------------   -----------   ------------
Shares sold.................................   76,590,294   $ 76,590,145    73,477,819   $ 73,477,819
Shares issued through reinvestment of
 dividends..................................    3,198,514      3,198,512     2,685,481      2,685,481
                                              -----------   ------------   -----------   ------------
                                               79,788,808     79,788,657    76,163,300     76,163,300
                                              -----------   ------------   -----------   ------------
Shares redeemed.............................  (74,142,256)   (74,142,105)  (66,163,731)   (66,163,731)
                                              -----------   ------------   -----------   ------------
Net increase (decrease).....................    5,646,552   $  5,646,552     9,999,569   $  9,999,569
                                              ===========   ============   ===========   ============

                                                       TAXABLE FIXED INCOME SERIES FUND
                                                       --------------------------------
                                                             SHORT-TERM GOVERNMENT
                                                             ---------------------
                                                                  BOND SERIES
                                                                  -----------
                                                     YEAR ENDED                YEAR ENDED
                                                   JUNE 30, 2000             JUNE 30, 1999
                                               ----------------------   ------------------------
                                                SHARES      AMOUNT        SHARES       AMOUNT
                                               --------   -----------   ----------   -----------
Shares sold..................................   401,246   $ 3,986,251      511,782   $ 5,186,589
Shares issued through reinvestment of
 dividends...................................   131,760     1,305,988      139,753     1,413,533
                                               --------   -----------   ----------   -----------
                                                533,006     5,292,239      651,535     6,600,122
                                               --------   -----------   ----------   -----------
Shares redeemed..............................  (786,750)   (7,802,475)    (475,781)   (4,836,600)
                                               --------   -----------   ----------   -----------
Net increase (decrease)......................  (253,744)  $(2,510,236)     175,754   $ 1,763,522
                                               ========   ===========   ==========   ===========


                                                          TAXABLE FIXED INCOME SERIES FUND
                                                          --------------------------------
                                                                LONG-TERM BOND SERIES
                                                                ---------------------
                                                       YEAR ENDED                   YEAR ENDED
                                                     JUNE 30, 2000                JUNE 30, 1999
                                               --------------------------   --------------------------
                                                 SHARES         AMOUNT        SHARES         AMOUNT
                                               -----------   ------------   -----------   ------------
Shares sold..................................      619,412   $  6,105,733       794,968   $  8,300,725
Shares issued through reinvestment of
 dividends...................................      244,530      2,437,007       276,431      2,875,782
                                               -----------   ------------   -----------   ------------
                                                   863,942      8,542,740     1,071,399     11,176,507
                                               -----------   ------------   -----------   ------------
Shares redeemed..............................     (827,812)    (8,161,692)     (705,688)    (7,458,998)
                                               -----------   ------------   -----------   ------------
Net increase (decrease)......................       36,130   $    381,048       365,711   $  3,717,509
                                               ===========   ============   ===========   ============

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2000
(continued)

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the year ended June 30, 2000 were:

                                                                     PURCHASES       SALES
                                                                    -----------   -----------
      Growth Fund.................................................  $53,293,034   $65,075,413
      Asset Allocation Fund.......................................  $ 4,375,835   $ 5,591,815
      Tax Exempt Bond Fund........................................  $ 2,680,537   $ 4,043,654
      Short-Term Government Bond Series...........................  $   542,115   $   749,720
      Long-Term Bond Series.......................................  $ 9,888,403   $11,182,657

For the year ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

      Asset Allocation Fund.......................................  $ 1,382,670   $   585,269
      Short-Term Government Bond Series...........................  $ 6,453,839   $ 1,250,000
      Long-Term Bond Series.......................................  $11,075,343   $ 5,131,244

For Federal income tax purposes, the cost of investments at June 30, 2000 was $134,778,381 for the Growth Fund, $19,658,621 for the Asset Allocation Fund, $15,299,717 for the Tax Exempt Bond Fund, $68,281,565 for the Money Market Series, $26,913,077 for the Short-Term Government Bond Series, and $40,632,069 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for tax purposes at June 30, 2000 consisted of the following:

                                                                    APPRECIATION    DEPRECIATION
                                                                    ------------    ------------
      Growth Fund.................................................  $69,777,417     $10,458,124
      Asset Allocation Fund.......................................  $ 6,052,571     $ 1,048,855
      Tax Exempt Bond Fund........................................  $   269,438     $   123,428
      Short-Term Government Bond Series...........................  $    44,832     $   306,324
      Long-Term Bond Series.......................................  $   115,818     $ 1,223,620

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, Country Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the year ended June 30, 2000 were:
$55,012, $5,702, $7,911, $9,583, $7,139 and $8,803, respectively.

For the period January 2, 1997(commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds average daily net assets. Effective July 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Effective April 1, 2000 the Advisor agreed to reduce its fees and reimburse the Tax Exempt Fund to the extent expenses exceed 0.85% of average daily net assets. Investment advisory fees, for the year ended June 30, 2000, are as follows:

                                                                                           EXPENSES
                                                                    ADVISORY   ADVISORY     WAIVED
                                                                      FEE        FEE      BY ADVISOR
                                                                    --------   --------   ----------
      Tax Exempt Bond Fund........................................   0.50%     $ 82,863    $ 7,420
      Short-Term Government Bond Series...........................   0.50%     $146,094    $11,327
      Long-Term Bond Series.......................................   0.75%     $302,858    $91,610

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2000
(continued)

--------------------------------------------------------------------------------

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during the year ended June 30, 2000 were $1,934, $2,894, $2,573, $234, $707, and $707, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: Provident Distributors, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the year ended June 30, 2000, the annualized Rule 12b-1 Plan expenses incurred for the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.14%, 0.14%, 0.15%, 0.04%, and 0.04% of average net assets, respectively.

NOTE (G) SHAREHOLDER CONCENTRATION: On June 30, 2000, three shareholders held approximately 63.4% of the shares outstanding of the Growth Fund, two shareholders held approximately 83.3% of the shares outstanding of the Asset Allocation Fund, one shareholder held approximately 12.7% of the shares outstanding of the Tax Exempt Bond Fund, two shareholders held approximately 90.0% of the shares outstanding of the Money Market Series, four shareholders held approximately 98.8% of the shares outstanding of the Short-Term Government Bond Series, and four shareholders held approximately 99.8% of the shares outstanding of the Long-Term Bond Series.

NOTE (H) SUBSEQUENT EVENT: On July 17, 2000, Country Trust Bank agreed to change the Funds' accounting services provider, administrator, and transfer agent from PFPC Inc. to Firstar Mutual Fund Services, LLC. Additionally, the funds' distributor will be changed from Provident Distributors, Inc. to Firstar Mutual Fund Services, LLC. The transition is scheduled to occur on September 1, 2000.

Under the new agreements, Firstar Mutual Fund Services will provide accounting services for an annual fee, which will be calculated daily and paid monthly at $24,000 for the first $40 million of assets, 0.02% of the next $200 million and 0.01% of the remaining assets of each fund. Firstar will also provide administration for an annual fee, accrued daily and paid monthly, at 0.08% of the first $200 million, 0.07% of the next $500 million and 0.05% of the remaining assets of each fund. The administration fees are subject to an annual minimum of $30,000. In addition, Firstar will be compensated for transfer agent services based on the number of shareholder accounts and subject to minimum fees. Distribution fees will be paid at an annual rate of 0.01% of each Fund's average daily net assets payable monthly in arrears and subject to a $15,000 minimum.

NOTE (I) CAPITAL LOSS CARRYFORWARD: As of June 30, 2000, the Short-Term Government Bond Series Fund had capital loss carryforwards of $10,631, expiring June 30, 2008.

NOTE (J) POST OCTOBER LOSS: Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2000 the Short-Term Government Bond Series and Long-Term Bond Series elected to defer capital losses occurring between November 1, 1999 and June 30, 2000 in the amount of $50,987 and $146,208, respectively. Such losses will be treated as arising on the first day of the year ending June 30, 2001.

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of IAA Trust Company Mutual Funds:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of IAA Trust Company Mutual Funds (the "Funds") (comprising, respectively, the IAA Trust Growth Fund, Inc., the IAA Trust Asset Allocation Fund, Inc., the IAA Trust Exempt Bond Fund, Inc. and the IAA Trust Taxable Fixed Income Series Fund, Inc., which includes the IAA Trust Money Market Series (formerly known as the IAA Trust Money Market Fund, Inc.), the IAA Trust Short-Term Government Bond Series and the IAA Trust Long-Term Bond Series) at June 30, 2000, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, Pennsylvania
August 10, 2000

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2000 (unaudited)

--------------------------------------------------------------------------------

GROWTH FUND VS. STANDARD & POOR'S 500 INDEX
[LINE GRAPH]

Average Annual Returns*
   1 Year   10,29%
   5 Year   19.24%
   10 Year  13.84%

Past performance is not indicative of future results.

                                                                           GROWTH                           S & P 500
                                                                           ------                           ---------
1990                                                                      $10000                             $10000
1991                                                                      $10537                             $10739
1992                                                                      $10983                             $12184
1993                                                                      $12269                             $13801
1994                                                                      $11972                             $13996
1995                                                                      $15166                             $17645
1996                                                                      $18428                             $22232
1997                                                                      $23688                             $29947
1998                                                                      $26288                             $38979
1999                                                                      $33150                             $47851
2000                                                                      $36561                             $51310

ASSET ALLOCATION FUND VS. MERRILL LYNCH CORPORATE AND GOVERNMENT BOND MASTER INDEX & LIPPER FLEXIBLE FUNDS INDEX
[LINE GRAPH]

Average Annual Returns*
     1 Year    8.14%
     5 Year   14.02%
     10 Year  11.72%

Past performance is not indicative of future results.

                                                    ASSET ALLOCATION              MERRILL LYNCH              LIPPER FLEXIBLE
                                                    ----------------              -------------              ---------------
1990                                                     $10000                      $10000                      $10000
1991                                                     $10947                      $11035                      $10989
1992                                                     $12243                      $12599                      $12342
1993                                                     $13416                      $14250                      $14054
1994                                                     $13511                      $14227                      $14233
1995                                                     $15712                      $16024                      $16545
1996                                                     $18028                      $16818                      $19061
1997                                                     $21625                      $18193                      $22584
1998                                                     $24092                      $20253                      $26685
1999                                                     $28000                      $20723                      $29477
2000                                                     $30279                      $21621                      $31717

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2000 (unaudited)

--------------------------------------------------------------------------------

TAX EXEMPT BOND FUND VS. LIPPER INTERMEDIATE MUNI INDEX AND LEHMAN BROTHERS' 7 YEAR MUNICIPAL BOND INDEX**
[LINE GRAPH]

Average Annual Returns*
   1 Year    3.16%
   5 Year    5.21%
   10 Year   5.85%

Past performance is not indicative of future results.

                                                     TAX EXEMPT BOND        LIPPER INTERMEDIATE MUNI       LEHMAN 7 YEAR MUNI
                                                     ---------------        ------------------------       ------------------
1990                                                     $10000                      $10000                      $
1991                                                     $10805                      $10828                      $10000
1992                                                     $11891                      $11941                      $11093
1993                                                     $12984                      $13122                      $12284
1994                                                     $12742                      $13252                      $12440
1995                                                     $13699                      $14148                      $13464
1996                                                     $14425                      $14861                      $14209
1997                                                     $15601                      $15873                      $15208
1998                                                     $16763                      $16976                      $16324
1999                                                     $17122                      $17350                      $16801
2000                                                     $17663                      $17825                      $17471

SHORT-TERM GOVERNMENT BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX
[LINE GRAPH]

Average Annual Returns*
    1 Year    4.43%
Since Inception  1-2-97  4.96%

Past performance is not indicative of future results.



                                                                                                           MERRILL LYNCH U.S.
                                                       SHORT TERM            MERRILL LYNCH DOMESTIC          TREASURY/AGENCY
                                                       ----------            ----------------------        ------------------
1-2-97                                                   $10000                      $10000                      $10000
1-31-97                                                  $10037                      $10028                      $10047
2-28-97                                                  $10057                      $10046                      $10070
3-31-97                                                  $10054                      $ 9945                      $10067
4-30-97                                                  $10113                      $10096                      $10149
5-31-97                                                  $10156                      $10186                      $10219
6-30-97                                                  $10210                      $10308                      $10289
6-30-98                                                  $10874                      $11407                      $10989
6-30-99                                                  $11338                      $11759                      $11550
6/30/00                                                  $11840                      $12296                      $12115

 * Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

** The Lehman 7 year Muni has inception of 1991.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2000 (unaudited)

--------------------------------------------------------------------------------

LONG-TERM BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX

Average Annual Returns*
    1 Year    4.43%
Since Inception  1-2-97  5.57%

Past performance is not indicative of future results.


                                                                         LONG TERM                        MERRILL LYNCH
                                                                         ---------                        -------------
1-2-97                                                                    $10000                             $10000
1-31-97                                                                   $10036                             $10028
2-28-97                                                                   $10046                             $10046
3-31-97                                                                   $ 9971                             $ 9945
4-30-97                                                                   $10081                             $10096
5-31-97                                                                   $10147                             $10186
6-30-97                                                                   $10244                             $10308
6-30-98                                                                   $11293                             $11407
6-30-99                                                                   $11664                             $11759
6/30/00                                                                   $12155                             $12296

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.